Disaggregated Revenues - Schedule of Company’s Breakdown of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Freight forwarding services
Breakdown of revenues	$ 26,530,232	$ 23,149,231
Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	26,533,591	23,187,800
Import shipments [Member]
Freight forwarding services
Breakdown of revenues	26,531,815	23,152,001
Air freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	26,295,812	22,552,413
Ocean freight [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	236,003	599,588
Subtotal [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	26,531,815	23,152,001
Subtotal [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	26,530,232	23,149,231
Subtotal [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	1,583	2,770
Ancillary logistic services [Member] | Freight forwarding services [Member]
Freight forwarding services
Breakdown of revenues	1,776	35,799
Air [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	26,295,812	22,551,083
Air [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues		1,330
Ocean [Member] | Export shipments [Member]
Freight forwarding services
Breakdown of revenues	234,420	598,148
Ocean [Member] | Import shipments [Member]
Freight forwarding services
Breakdown of revenues	1,583	1,440
Freight forwarders [Member]
Freight forwarding services
Breakdown of revenues	21,961,910	23,040,700
Direct customers [Member]
Freight forwarding services
Breakdown of revenues	4,571,681	147,100
Revenues [Member] | Customers [Member]
Freight forwarding services
Breakdown of revenues	$ 26,533,591	$ 23,187,800